Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities - Interprivate II Acquisition Crop [Member] - USD ($)	9 Months Ended	10 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Private Placement [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	$ 3,584,971	$ 3,041,500
Change in valuation inputs or other assumptions	(3,353,971)	543,471
Fair value as of September 30, 2022	231,000	3,584,971
Underwriters Warrants [Member]
Fair Value Measurements (Details) - Schedule of changes in fair value of warrant liabilities [Line Items]
Fair value as of December 31, 2021	530,581	475,334
Change in valuation inputs or other assumptions	(524,601)	55,247
Fair value as of September 30, 2022	$ 5,980	$ 530,581